Acquisition of Nora Pharma Inc. (Details - Allocation purcahse price) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business combination, goodwill	$ 0	$ 0		$ 0
Nora Pharma [Member]
Business Acquisition [Line Items]
Business combination, account receivable			$ 1,358,121
Business combination, inventory			3,181,916
Business combination, intangible assets			659,571
Business combination, equipment and furniture			210,503
Business combination, other assets			1,105,093
Business combination, total assets			6,515,204
Business combination, liabilities assumed			(5,981,286)
Business combination, net assets			533,918
Business combination, goodwill			18,326,719
Business combination, total consideration			$ 18,860,637